Income and Social Contribution Taxes	12 Months Ended
Jun. 30, 2025
Income and Social Contribution Taxes [Abstract]
Income and social contribution taxes
18.	Income and social contribution taxes

18.1. Deferred taxes

Deferred income and social contribution tax assets and liabilities are offset when there is a legal right to offset tax credits against tax liabilities, and provided that they refer to the same tax authority and the same legal entity.

The fiscal year for income tax and social contribution calculation purposes is different from that adopted by the Company for the preparation of its consolidated financial statements, which ends June 30 of each year.

Deferred income tax and social contribution tax assets and liabilities as of June 30, 2025, and 2024 are as follows:

	2025	2024
Assets
Noncurrent
Tax loss	205,319	129,892
Financial lease	43,653	36,622
Contingency, bonuses and fair value	30,747	28,885
Hedge	560	19,275
Allowance for expected credit losses	726	726
Difference in cost of farms	170	170
Share-based incentive plan (ILPA)	1,085	612
Provision of other accounts payable and receivable	2,798	673
Impairment of investment	1,654	1,654
Subscription warrant	43	43
	286,755	218,552
Liabilities
Noncurrent
Biological assets	25,149	36,830
Present value adjustment and other provisions	7,138	6,944
Derivative financial instruments	2,950	—
Surplus on investment	1,733	1,733
Costs of transactions	1,949	2,618
Provision of residual value and useful life of PPE assets	7,602	6,977
Accelerated depreciation of assets for rural activity	92,428	76,732
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,541	18,406
	157,490	150,240
Net balance	129,265	68,312

The balances are presented in the balance sheet as follows:

Net deferred assets	166,145	88,031
Net deferred liabilities	(36,880)	(19,719)

The net change in deferred income tax is as follows:

At June 30, 2023	9,486
Tax losses	81,298
Adjustments in biological assets and agricultural products	(19,983)
Financial lease	9,946
Provisions for contingency and fair value	(13,673)
Derivative financial instruments	28,085
Costs of transactions	(822)
Provision for other accounts payable and receivable	(304)
Accelerated depreciation of assets for rural activity	(24,208)
Subscription warrant	(632)
Deferred taxes on surplus value	34
Share-based incentive plan (ILPA)	(915)

At June 30, 2024	68,312

Tax losses	41,966
Adjustments in biological assets and agricultural products	11,681
Financial lease	6,097
Provisions for contingency and fair value	1,831
Derivative financial instruments	(21,665)
Costs of transactions	669
Provision for other accounts payable and receivable	2,125
Accelerated depreciation of assets for rural activity	(10,261)
Deferred taxes on goodwill	(135)
Share-based incentive plan (ILPA)	473
Temporary differences related to PPE	(625)
Acquisitions - business combination (Note 2.3)	28,797
At June 30, 2025	129,265

The expected realization of deferred tax assets are as follows:

2024
2026	44,287
2027	19,719
2028	61,645
2029	39,980
2030 to 2035	121,124
286,755

18.2. Income and social contribution tax expenses

	2025	2024	2023
Income before income and social contribution taxes	124,648	191,515	281,709
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(42,380)	(65,115)	(95,781)

Share of loss in a Joint Venture	(484)	(20)	(24)
Management bonus	(726)	(596)	(639)
Fair value variation of accounts receivable from sale of farms	3,744	(657)	5,821
Non-deductible expenses	(48)	(140)	-
Net effect of profit taxed abroad	(107)	(307)	(1,459)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	56,057	96,914	81,133
Other permanent addition/exclusion	(2,685)	5,273	(2,224)

Income and social contribution taxes for the year	13,371	35,352	(13,173)

Current	(19,315)	(23,474)	(53,224)
Deferred	32,686	58,826	40,051
	13,371	35,352	(13,173)
Effective tax rate	11%	18%	-5%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.